Debt	9 Months Ended
Sep. 30, 2011
Debt [Abstract]
Debt

NOTE 7 – DEBT

Senior Secured Notes

On July 13, 2010, the Company issued $300.0 million aggregate principal amount of 11 3/4% Senior Secured Notes ("Senior Secured Notes") due July 15, 2015 at an offering price of 99.077% with an original issue discount of $2.8 million. Interest on the Senior Secured Notes accrue daily on the outstanding principal amount at 11 3/4% and is payable semi-annually, in arrears, on July 15 and January 15, beginning on January 15, 2011, in cash. The net proceeds of approximately $286.9 million were used to fund the acquisitions of NetQuote and CreditCards, pay related fees and expenses and for general corporate purposes. On or after July 15, 2013, the Company may redeem some or all of the Senior Secured Notes at a premium that will decrease over time as set forth in our Indenture, dated as of July 13, 2010, governing its 11 3/4% Senior Secured Notes due 2015 (the "Indenture"). Additionally, if the Company experiences a change of control, the holders of the Senior Secured Notes have the right to require the Company to purchase the Senior Secured Notes at a price in cash equal to 101% of the principal amount thereof, together with accrued and unpaid interest, if any, to the date of purchase. The indenture governing the Senior Secured Notes contains other restrictions and limitations. The Senior Secured Notes are collateralized by all of the Company's assets subject to certain excluded properties and have no financial covenant requirements.

On June 30, 2011, in accordance with the terms of the Indenture, the Company used approximately $123.0 million of the proceeds from the Initial Public Offering to redeem $105.0 million aggregate principal amount of the outstanding Senior Secured Notes (the "Notes Redemption") and to pay interest accrued in the amount of $5.7 million on the portion of the outstanding Senior Secured Notes up to but not including the date of redemption plus the redemption premium. As a result of the Notes Redemption, the Company incurred charges of approximately $16.6 million, including charges of approximately $828,000 and $3.5 million for the write-off of unamortized original issue discount and deferred financing cost, respectively, and $12.3 million for the redemption fee. These charges are recorded within loss on redemption of Notes for the nine months ended September 30, 2011 on the accompanying unaudited condensed consolidated statements of operations.

On August 1, 2011, the Company completed an exchange offer pursuant to which all of the Senior Secured Notes, which were issued without registration under the Securities Act of 1933, as amended (the "Securities Act"), were exchanged for a new issue of substantially identical notes registered under the Securities Act.

The Company had a balance of approximately $193.5 million and $297.4 million in Senior Secured Notes, net of amortization, as of September 30, 2011 and December 31, 2010, respectively recorded on the accompanying unaudited condensed consolidated balance sheet.

During the three and nine months ended September 30, 2011, the Company amortized $74,000 and $289,000 of original issue discount which is included within interest expense on the accompanying condensed consolidated statement of operations. At September 30, 2011, the Company had approximately $1.5 million in original issue discounts remaining to be amortized.

For the three months ended September 30, 2011 and 2010, interest expense related to the Senior Secured Notes was $6.1 million and $8.1 million, respectively. For the nine months ended September 30, 2011 and 2010, interest expense related to the Senior Secured Notes was $25.4 million and $8.1 million, respectively.

Revolving Credit Facilities

On June 10, 2011, we entered into revolving credit facilities in an aggregate amount of $100.0 million, consisting of two tranches, tranche A for $30.0 million which matures on July 15, 2015 and tranche B for $70.0 million which matures on April 15, 2015. Our obligations under the revolving credit facilities are guaranteed by each direct and indirect, existing and future, domestic restricted subsidiary that guarantees our obligations under the Senior Secured Notes. The obligations under such credit facilities are equally and ratably secured by liens on the same collateral that secures our Senior Secured Notes (it being understood that upon any enforcement of remedies resulting in the realization of proceeds from such collateral, up to $30.0 million of revolving tranche A loans under the tranche A facility would be paid in full first before applying any such amount to pay the Notes and the tranche B revolving loans under the tranche B credit facility on a pari passu basis). The agreements governing such credit facilities contain terms generally commensurate with issuers of the same debt rating, and our ability to draw down any such credit facilities is subject to certain limitations, including that at the time of and immediately after giving effect to such drawing and the application proceeds thereof the Consolidated Secured Debt Ratio (as defined in the revolving credit facilities) on a pro forma basis shall not exceed 3.50:1.00.

At the Company's election, the interest rate per annum applicable to the loans under the revolving credit facilities is based on a fluctuating rate of interest determined by reference to either (i) a base rate determined by reference to the higher of (a) the prime rate quoted in the print edition of The Wall Street Journal, Money Rates Section as the prime rate and (b) the federal funds effective rate plus 0.50%, plus an applicable margin equal to 2.00%, or (ii) a Eurodollar rate determined by reference to LIBOR, adjusted for statutory reserve requirements, plus an applicable margin equal to 3.00%; provided, however, that at any time less than $20,000,000 in aggregate principal amount of loans are drawn under the tranche A credit facility, the applicable margin with respect to loans under the tranche B credit facility at the base rate will be 2.25% and the applicable margin with respect to loans under the tranche B credit facility at the Eurodollar rate will be 3.25%.

Interest accrues daily and is payable in arrears for both base rate and Eurodollar loans. For base rate loans, interest is payable on the last business day of March, June, September and December. For Eurodollar loans interest is payable on electable periods of one, two, three or six months (or, if each affected lender so agrees, nine or twelve months). As of September 30, 2011, the Company had $100.0 million available for borrowing under the revolving credit facilities and there were no amounts outstanding, nor did the Company incur any interest during the three or nine months ended September 30, 2011.

The Revolving Credit Facilities agreement contains customary financial and other covenants, including maximum consolidated leverage ratio of 4.50:1.00 and in certain instances 4.25:1.00. In addition, the Company is subject to covenants limiting incurrence of debt, liens on properties, investments, loans and advances, mergers and consolidations, asset sales, dividends and transactions with affiliates. The Company was in compliance with all required covenants as of September 30, 2011.